Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Premiums (net of reinsurance ceded of $11,788, $12,362 and $12,782)	$ 68,581	$ 63,218	$ 59,070
Contract charges (net of reinsurance ceded of $8,019, $9,049 and $10,971)	76,009	74,948	73,446
Net investment income	295,845	311,244	322,825
Realized capital gains and losses:
Total other-than-temporary impairment ("OTTI") losses	(20,613)	(8,131)	654
OTTI losses reclassified to (from) other comprehensive income	4,656	342
Net other-than-temporary impairment losses recognized in earnings	(15,957)	(7,789)	654
Sales and other realized capital gains and losses	17,596	34,907	117,640
Realized capital gains and losses	1,639	27,118	118,294
Total Revenues	442,074	476,528	573,635
Costs and expenses
Contract benefits (net of reinsurance ceded of $12,024, $23,918 and $14,898)	208,403	203,594	213,279
Interest credited to contractholder funds (net of reinsurance ceded of $4,770, $4,545 and $5,158)	102,761	108,637	118,604
Amortization of deferred policy acquisition costs	16,127	16,603	13,213
Operating costs and expenses	35,374	33,357	33,588
Total costs and expenses	362,665	362,191	378,684
Income from operations before income tax expense	79,409	114,337	194,951
Income tax expense	28,008	40,977	68,989
Net income	51,401	73,360	125,962
Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	24,554	(12,496)	18,293
Change in unrealized foreign currency translation adjustments	1,138	(1,172)	(934)
Other comprehensive income (loss), after-tax	25,692	(13,668)	17,359
Comprehensive income	$ 77,093	$ 59,692	$ 143,321